Interest income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Assets and Liabilities [Line Items]
Financial institutions	$ 290.3	$ 309.0	$ 261.0
Exchanges	225.2	183.7	129.8
Securities	248.8	220.0	179.7
Clients	148.5	52.5	21.3
Interest income	912.8	765.2	591.8
Clients	(272.6)	(257.1)	(216.7)
Borrowings and debt issued	(325.9)	(217.5)	(179.8)
Exchanges	(90.7)	(40.0)	(36.3)
Securities	(65.7)	(20.0)	(35.0)
Lease interest expense	5.3	3.5	2.4
Interest expense	(760.2)	(538.1)	(470.2)
Net interest income	152.6	227.1	121.6
Debt Securities, Group Issuance
Disclosure of Financial Assets and Liabilities [Line Items]
Borrowings and debt issued	(99.4)	(44.7)	(33.4)
Amortized cost
Disclosure of Financial Assets and Liabilities [Line Items]
Clients	(272.1)	(256.8)	(216.7)
Borrowings and debt issued	(102.2)	(47.1)	(37.6)
Exchanges	(90.7)	(40.0)	(36.3)
Securities	(65.7)	(20.0)	(35.0)
Lease interest expense	5.3	3.5	2.4
Interest expense	(536.0)	(367.4)	(328.0)
FVTPL
Disclosure of Financial Assets and Liabilities [Line Items]
Clients	(0.5)	(0.3)	0.0
Borrowings and debt issued	(223.7)	(170.4)	(142.2)
Exchanges	0.0	0.0	0.0
Securities	0.0	0.0	0.0
Lease interest expense	0.0	0.0	0.0
Interest expense	(224.2)	(170.7)	(142.2)
Net interest income	(201.9)	(142.6)	(120.5)
FVTPL | Debt Securities, Structured Notes
Disclosure of Financial Assets and Liabilities [Line Items]
Borrowings and debt issued	(223.7)	(170.4)	(142.2)
Amortized cost
Disclosure of Financial Assets and Liabilities [Line Items]
Financial institutions	290.3	309.0	261.0
Exchanges	202.9	156.1	108.1
Securities	248.8	220.0	179.7
Clients	148.5	52.0	21.3
Interest income	890.5	737.1	570.1
Net interest income	354.5	369.7	242.1
FVTPL
Disclosure of Financial Assets and Liabilities [Line Items]
Financial institutions	0.0	0.0	0.0
Exchanges	22.3	27.6	21.7
Securities	0.0	0.0	0.0
Clients	0.0	0.5	0.0
Interest income	$ 22.3	$ 28.1	$ 21.7